Property, plant and equipment - Accumulated depreciation and impairment (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		€ 20,402
Property, plant and equipment at end of the period		22,666	€ 20,402
Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		560
Property, plant and equipment at end of the period		€ 592	560
Freehold buildings | Bottom of range [member]
Property, plant and equipment
Useful lives, property, plant and equipment		25 years
Freehold buildings | Top of range [member]
Property, plant and equipment
Useful lives, property, plant and equipment		50 years
Network infrastructure and other | Bottom of range [member]
Property, plant and equipment
Useful lives, property, plant and equipment		1 year
Network infrastructure and other | Top of range [member]
Property, plant and equipment
Useful lives, property, plant and equipment		35 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		€ 19,842
Property, plant and equipment at end of the period		22,074	19,842
Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Assets in the course of construction		513	520
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		64,382	59,758
Exchange movements		(1,651)	(376)
Acquisition of subsidiaries	[1]	1,549
Additions		5,350	4,474
Disposals		(1,277)	(917)
Hyperinflation impacts		1,125	1,177
Other		177	266
Property, plant and equipment at end of the period		69,655	64,382
Cost | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		1,565	1,557
Exchange movements		(19)	5
Acquisition of subsidiaries	[1]	32
Additions		40	27
Disposals		(20)	(13)
Hyperinflation impacts		6	5
Other		8	(16)
Property, plant and equipment at end of the period		1,612	1,565
Assets in the course of construction		18	15
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		62,817	58,201
Exchange movements		(1,632)	(381)
Acquisition of subsidiaries	[1]	1,517
Additions		5,310	4,447
Disposals		(1,257)	(904)
Hyperinflation impacts		1,119	1,172
Other		169	282
Property, plant and equipment at end of the period		68,043	62,817
Assets in the course of construction		1,297	1,355
Cost | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Assets in the course of construction		1,678	1,653
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(43,980)	(40,359)
Exchange movements		1,135	304
Charge for the year		4,391	3,874
Disposals		1,132	881
Hyperinflation impacts		(830)	(851)
Other		55	81
Property, plant and equipment at end of the period		(46,989)	(43,980)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(1,005)	(989)
Exchange movements		12	(4)
Charge for the year		40	36
Disposals		16	14
Hyperinflation impacts		(2)	(2)
Other		1	(12)
Property, plant and equipment at end of the period		(1,020)	(1,005)
Accumulated depreciation, amortisation and impairment [member] | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(42,975)	(39,370)
Exchange movements		1,123	308
Charge for the year		4,351	3,838
Disposals		1,116	867
Hyperinflation impacts		(828)	(849)
Other		54	93
Property, plant and equipment at end of the period		(45,969)	(42,975)
Accumulated depreciation, amortisation and impairment [member] | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Assets in the course of construction		€ 1,165	€ 1,133

[1]	Primarily attributable to the merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK. See note 27 ‘Acquisitions and disposals’ for further details.